Financial instruments - Fair Values and Risk Management - Summary of Information About the Exposure to Credit Risk and ECLs for Loans Receivable (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure In Tabular From Of Exposure To Credit Risk And Expected Credit Loss On Loans Receivable [Line Items]
Impairment loss allowance	€ (14,345)	€ (8,456)	€ (6,758)
Loans to consumers [Member]
Disclosure In Tabular From Of Exposure To Credit Risk And Expected Credit Loss On Loans Receivable [Line Items]
Gross carrying amount	16,113	13,603
Impairment loss allowance	(14,345)	(8,456)
Loans to consumers [Member] | Financial assets neither past due nor impaired [Member] | Grades 1 - 6: Low risk (BBB- to AAA) [Member]
Disclosure In Tabular From Of Exposure To Credit Risk And Expected Credit Loss On Loans Receivable [Line Items]
Gross carrying amount	€ 567	€ 658
Weighted average loss rate	0.00%	0.00%
Impairment loss allowance	€ 0	€ 0
Loans to consumers [Member] | Financial assets neither past due nor impaired [Member] | Grade 10: Substandard (B- to CCC-) [Member]
Disclosure In Tabular From Of Exposure To Credit Risk And Expected Credit Loss On Loans Receivable [Line Items]
Gross carrying amount	€ 3,288	€ 6,243
Weighted average loss rate	63.50%	28.10%
Impairment loss allowance	€ (2,087)	€ (1,754)
Loans to consumers [Member] | Financial assets impaired [Member] | Grade 12: Loss (D) [Member]
Disclosure In Tabular From Of Exposure To Credit Risk And Expected Credit Loss On Loans Receivable [Line Items]
Gross carrying amount	€ 12,258	€ 6,702
Weighted average loss rate	100.00%	100.00%
Impairment loss allowance	€ (12,258)	€ (6,702)